Income Statements - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net revenue from sales and services	R$ 80,007,422	R$ 77,352,955	R$ 75,655,274
Cost of products and services sold	(72,735,781)	(70,342,723)	(68,933,702)
Gross profit	7,271,641	7,010,232	6,721,572
Operating income (expenses)
Selling and marketing	(2,885,311)	(2,651,501)	(2,516,561)
General and administrative	(1,576,528)	(1,445,859)	(1,321,341)
Gain (loss) on disposal of property, plant and equipment and intangibles	(2,242)	(6,134)	27,276
Other operating income, net	59,360	198,972	50,584
Operating income before financial income (expenses) and share of profit (loss) of joint ventures and associates	2,866,920	3,105,710	2,961,530
Financial income	585,101	513,243	426,429
Financial expenses	1,059,397	1,355,819	1,129,767
Financial result, net	(474,296)	(842,576)	(703,338)
Share of profit (loss) of joint ventures and associates	20,673	7,476	(10,884)
Income before income and social contribution taxes	2,413,297	2,270,610	2,247,308
Income and social contribution taxes
Current	(922,458)	(800,497)	(719,523)
Deferred	83,029	100,505	(14,813)
Income and social contribution taxes, total	(839,429)	(699,992)	(734,336)
Net income for the year	1,573,868	1,570,618	1,512,972
Net income for the year attributable to:
Shareholders of the Company	1,574,306	1,561,585	1,503,466
Non-controlling interests in subsidiaries	R$ (438)	R$ 9,033	R$ 9,506
Earnings per share (based on weighted average number of shares outstanding) – R$
Basic	R$ 2.9056	R$ 2.8844	R$ 2.7649
Diluted	R$ 2.8847	R$ 2.8626	R$ 2.7433